Note 8 - Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

(8) Other Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2013	$1,056,693	$(868,932)	$187,761

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2014	1,056,693	(904,681)	152,012

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2015	$1,056,693	$(940,429)	$116,264

Amortization expense related to the core deposit intangible was $35,748, $35,749 and $35,749 for the years ended December 31, 2015, 2014 and 2013. Amortizations expense will continue at an annual rate of approximately $35,749 through the first quarter of 2019, at which point the core deposit will be fully amortized.